UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   10/31

Date of reporting period:  1/31/17

Item 1. Schedule of Investments.

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, January 31, 2017 (unaudited)
Templeton Foreign Smaller Companies Fund
	Industry	Shares	Value

Common Stocks 96.1%
Belgium 1.2%
Ontex Group NV	Personal Products	34,740	$1,050,704
Brazil 2.1%
Grendene SA	Textiles, Apparel & Luxury Goods	178,100	1,046,234
M Dias Branco SA	Food Products	20,000	786,556
			1,832,790
Canada 7.1%
[a] Badger Daylighting Ltd	Construction & Engineering	61,700	1,562,877
Dorel Industries Inc., B.	Household Durables	14,500	400,922
Enerflex Ltd	Energy Equipment & Services	57,600	810,912
[a] Genworth MI Canada Inc	Thrifts & Mortgage Finance	20,700	518,772
Laurentian Bank of Canada	Banks	9,920	448,457
Mullen Group Ltd	Energy Equipment & Services	69,400	999,424
Russel Metals Inc	Trading Companies & Distributors	42,100	873,041
Shawcor Ltd	Energy Equipment & Services	20,800	580,707
			6,195,112
China 3.8%
China ZhengTong Auto Services Holdings Ltd	Specialty Retail	1,164,500	414,234
Goodbaby International Holdings Ltd	Household Products	1,623,000	709,113
Greatview Aseptic Packaging Co. Ltd	Containers & Packaging	1,384,000	659,986
Minth Group Ltd	Auto Components	134,000	435,214
Shanghai Haohai Biological Technology Co. Ltd., H.	Biotechnology	106,100	509,376
Xtep International Holdings Ltd	Textiles, Apparel & Luxury Goods	1,374,000	582,612
			3,310,535
Colombia 0.9%
[b] Gran Tierra Energy Inc. (CAD Traded)	Oil, Gas & Consumable Fuels	263,500	675,952
[b] Gran Tierra Energy Inc. (USD Traded)	Oil, Gas & Consumable Fuels	57,800	149,124
			825,076
Finland 3.7%
Amer Sports OYJ	Leisure Products	63,040	1,671,875
Huhtamaki OYJ	Containers & Packaging	41,760	1,532,575
			3,204,450
Germany 6.6%
Gerresheimer AG	Life Sciences Tools & Services	21,460	1,742,390
Grand City Properties SA	Real Estate Management & Development	62,650	1,140,486
Jenoptik AG	Electronic Equipment, Instruments
	& Components	66,880	1,277,407
Rational AG	Machinery	3,590	1,627,519
			5,787,802
Hong Kong 6.5%
Luk Fook Holdings (International) Ltd	Specialty Retail	401,000	1,180,939
Techtronic Industries Co. Ltd	Household Durables	362,790	1,257,780
Value Partners Group Ltd	Capital Markets	1,417,700	1,226,038
Vinda International Holdings Ltd	Household Products	277,000	551,933
VTech Holdings Ltd	Communications Equipment	117,600	1,462,621
			5,679,311

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Smaller Companies Fund (continued)
	Industry	Shares		Value

Common Stocks (continued)
India 2.7%
Dewan Housing Finance Corp. Ltd	Thrifts & Mortgage Finance	339,563		$1,431,129
LIC Housing Finance Ltd	Thrifts & Mortgage Finance	111,005		910,121
				2,341,250
Indonesia 1.1%
[b,c] Sakari Resources Ltd	Metals & Mining	1,342,000		993,408
Italy 4.4%
Azimut Holding SpA.	Capital Markets	27,119		485,919
Interpump Group SpA	Machinery	92,946		1,744,668
[b,d] Technogym SpA, Reg S	Leisure Products	199,720		995,969
[a] Tod’s SpA.	Textiles, Apparel & Luxury Goods	8,201		590,882
				3,817,438
Japan 21.5%
Anritsu Corp	Electronic Equipment, Instruments
	& Components	77,200		533,192
Asics Corp	Textiles, Apparel & Luxury Goods	80,500		1,568,871
Bunka Shutter Co. Ltd	Building Products	73,300		591,281
Capcom Co. Ltd	Software	29,200		618,465
Daibiru Corp	Real Estate Management & Development	88,000		798,689
Descente Ltd	Textiles, Apparel & Luxury Goods	75,500		858,388
Dowa Holdings Co. Ltd.	Metals & Mining	164,000		1,395,528
Fuji Oil Holdings Inc	Food Products	49,600		992,571
IDOM Inc	Specialty Retail	86,600		566,675
Kobayashi Pharmaceutical Co. Ltd	Personal Products	35,358		1,574,806
KYB Corp	Auto Components	91,000		443,981
[a,b] Laox Co. Ltd	Specialty Retail	67,000		414,690
MEITEC Corp	Professional Services	39,300		1,477,208
Nachi-Fujikoshi Corp	Machinery	149,000		730,916
Nihon Parkerizing Co. Ltd	Chemicals	70,700		865,791
Square Enix Holdings Co. Ltd	Software	22,300		637,792
Sumitomo Rubber Industries Ltd	Auto Components	81,400		1,272,157
TechnoPro Holdings Inc	Professional Services	21,400		738,062
Tsugami Corp	Machinery	67,100		409,961
Tsumura & Co	Pharmaceuticals	59,200		1,714,119
Ushio Inc	Electrical Equipment	45,800		581,954
				18,785,097
Luxembourg 1.3%
[b] Stabilus SA	Machinery	19,310		1,167,220
Netherlands 5.2%
Aalberts Industries NV	Machinery	50,287		1,761,379
Arcadis NV	Construction & Engineering	90,620		1,229,538
[d] Refresco Group NV, Reg S	Beverages	100,038		1,507,955
				4,498,872
Philippines 0.7%
Vista Land & Lifescapes Inc	Real Estate Management & Development	5,540,300		565,411
Poland 0.8%
CCC SA	Textiles, Apparel & Luxury Goods	13,010		671,128
South Korea 4.8%
BNK Financial Group Inc	Banks	117,243		868,508
DGB Financial Group Inc	Banks	158,628		1,359,675
Hyundai Mipo Dockyard Co. Ltd	Machinery	9,649		480,986

			|	2

TEMPLETON GLOBAL INVESTMENT TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Smaller Companies Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
South Korea (continued)
KIWOOM Securities Co. Ltd	Capital Markets	5,704	$359,628
Korea Investment Holdings Co. Ltd	Capital Markets	28,424	1,147,826
			4,216,623
Spain 1.8%
Construcciones y Auxiliar de Ferrocarriles SA.	Machinery	28,960	1,175,354
Tecnicas Reunidas SA	Energy Equipment & Services	11,063	438,250
			1,613,604
Sweden 3.2%
Cloetta AB, B	Food Products	155,690	524,898
Tethys Oil AB	Oil, Gas & Consumable Fuels	75,650	639,783
[d] The Thule Group AB, Reg S	Leisure Products	99,780	1,618,146
			2,782,827
Switzerland 5.0%
[b] Basilea Pharmaceutica AG	Biotechnology	5,910	430,822
Bucher Industries AG.	Machinery	5,700	1,544,860
Logitech International SA	Technology Hardware, Storage & Peripherals	37,690	1,080,572
Vontobel Holding AG	Capital Markets	23,810	1,331,532
			4,387,786
Taiwan 3.0%
Chicony Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	515,938	1,219,266
Tripod Technology Corp	Electronic Equipment, Instruments
	& Components	585,000	1,431,244
			2,650,510
Thailand 1.5%
TISCO Financial Group PCL, fgn	Banks	772,800	1,342,852
United Kingdom 7.2%
Bellway PLC	Household Durables	14,598	456,078
Bovis Homes Group PLC	Household Durables	38,370	398,385
Devro PLC	Food Products	103,972	215,772
DFS Furniture PLC	Household Durables	263,830	739,156
Foxtons Group PLC	Real Estate Management & Development	342,924	418,373
JRP Group PLC	Insurance	365,996	671,624
Laird PLC	Electronic Equipment, Instruments
	& Components	230,581	480,697
[b] LivaNova PLC	Health Care Equipment & Supplies	18,536	891,674
Oxford Instruments PLC	Electronic Equipment, Instruments
	& Components	93,944	834,787
SIG PLC.	Trading Companies & Distributors	447,382	578,450
[b] Vectura Group PLC	Pharmaceuticals	364,390	597,180
			6,282,176
Total Common Stocks (Cost $74,981,743)			84,001,982

Preferred Stocks (Cost $400,335) 0.5%
Brazil 0.5%
[e] Alpargatas SA, 2.893%, pfd	Textiles, Apparel & Luxury Goods	141,700	467,244
Total Investments before Short Term
Investments (Cost $75,382,078)			84,469,226

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TEMPLETON GLOBAL INVESTMENT TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Smaller Companies Fund (continued)
	Principal
	Amount	Value
Short Term Investments 6.0%
U.S. Government and Agency Securities
(Cost $2,599,968) 3.0%
United States 3.0%
[f] FHLMC, 2/01/17	$2,600,000	$2,600,000

	Shares
Investments from Cash Collateral Received
for Loaned Securities (Cost $2,606,563) 3.0%
Money Market Funds 3.0%
United States 3.0%
[g,h] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	2,606,563	2,606,563
Total Investments (Cost $80,588,609) 102.6% .		89,675,789
Other Assets, less Liabilities (2.6)%		(2,247,306)
Net Assets 100.0%		$87,428,483

See Abbreviations on page 8.

aA portion or all of the security is on loan at January 31, 2017.
bNon-income producing.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31, 2017, the aggregate value of these securities was $4,122,070, representing 4.7% of net assets.
eVariable rate security. The rate shown represents the yield at period end.
fThe security was issued on a discount basis with no stated coupon rate.
gSee Note 5 regarding investments in affiliated management investment companies.
hThe rate shown is the annualized seven-day yield at period end.

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TEMPLETON GLOBAL INVESTMENT TRUST

Notes to Statement of Investments (unaudited)

Templeton Foreign Smaller Companies Fund

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of six separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Foreign Smaller Companies Fund (Fund) is included in this report.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At January 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$82,250,165

Unrealized appreciation	$17,349,775
Unrealized depreciation	(9,924,151)
Net unrealized appreciation (depreciation)	$7,425,624

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended January 31, 2017, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	2,729,030	2,367,476	(2,489,943)	2,606,563	$2,606,563	$31,854	$-	0.0%[a]

[a]Rounds to less than 0.1%.

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TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2017, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:
Indonesia	$—	$—	$993,408	$993,408
All Other Equity Investments[a,b]	83,475,818	—	—	83,475,818
Short Term Investments	2,606,563	2,600,000	—	5,206,563
Total Investments in Securities	$86,082,381	$2,600,000	$993,408	$89,675,789

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common and preferred stocks.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the three months ended January 31, 2017, is as follows:

Net Change in
Unrealized
							Net			Appreciation
	Balance at			Transfers			Realized	Net Unrealized	Balance	(Depreciation) on
	Beginning of			Into (Out of)	Transfers	Cost Basis	Gain	Appreciation	at End	Assets Held at Period
	Period	Purchases	Sales	Level 3	Out of Level 3	Adjustments	(Loss)	(Depreciation)	of Period	End
Assets:
Investments in Securities:
Equity Investments:
Indonesia	$1,089,151	$—	$—	$—	$—	$—	$—	$(95,743)	$993,408	$(95,743)

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TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2017, are as follows:

					Impact to Fair
	Fair Value at				Value if Input
Description	End of Period	Valuation Technique	Unobservable Inputs	Amount	Increases[a]

Assets:
Investments in Securities:
			Discount for lack of
Indonesia	$993,408	Market Comparables	marketability	10.3%	Decrease[b]

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bRepresents a significant impact to fair value but not net assets.

7. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By    /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2017

By    /s/Mark H. Otani

      Mark H. Otani

      Chief Financial Officer and

   Chief Accounting Officer

Date  March 28, 2017